Debt Short term Debt and Credit Facilities (Details) (USD $)		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Credit Facility [Member]	Dec. 31, 2010 Short-term Financing Commitments [Member]	Dec. 31, 2010 Other Debt [Member]	Dec. 31, 2009 Other Debt [Member]
Debt Issuance [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000,000
Line of Credit Facility, Expiration Date		In August 2012
Line of Credit Facility, Interest Rate Description		The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company’s option. The rate at December 31, 2010, was between 0.44% and 0.65% (depending on duration) under the more favorable of the two rates.
Letters Of Credit, Outstanding Amount	96,400,000	48,300,000
Debt Instrument, Unused Borrowing Capacity, Amount		951,700,000
Short-term Obligations [Abstract]
Short Term Borrowings				3,700,000	1,900,000
Short-term Debt, Weighted Average Interest Rate				10.63%	11.42%
Line of Credit Facility, Remaining Borrowing Capacity				69,600,000
Short-term Financing Arrangement, Unused Borrowing Capacity Amount			$ 1,500,000,000
Debt Instrument, Interest Rate at Period End			1.75%